S000043215 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	130 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	13.10%
Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent		11.09%	9.83%	11.52%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	[1]	6.09%	8.60%	10.76%
Performance Inception Date					Feb. 28, 2014
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.59%	7.24%	9.61%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.58%	6.75%	8.71%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		9.01%	8.73%	10.41%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		11.01%	9.77%	11.50%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		11.11%	9.86%	11.55%

[1]	After-tax returns: – Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios; – Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.